FINANCIAL RISK MANAGEMENT - Net Assets Under Administration Off the Balance Sheet (Details) - PEN (S/) S/ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about assigned value of financial assets [Line Items]
Assigned value of the financial assets	S/ 120,768	S/ 107,643
Pension funds [Member]
Disclosure of detailed information about assigned value of financial assets [Line Items]
Assigned value of the financial assets	53,912	47,452
Investment funds
Disclosure of detailed information about assigned value of financial assets [Line Items]
Assigned value of the financial assets	43,635	40,186
Equity managed [Member]
Disclosure of detailed information about assigned value of financial assets [Line Items]
Assigned value of the financial assets	18,387	15,397
Bank trusts [Member]
Disclosure of detailed information about assigned value of financial assets [Line Items]
Assigned value of the financial assets	S/ 4,834	S/ 4,608